Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Significant Accounting Policies [Abstract]
Basis of presentation
Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with US GAAP and are the responsibility of the Company’s management. These unaudited interim condensed consolidated financial statements do not include all of the information and notes required by US GAAP for annual financial statements. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes filed with the Securities and Exchange Commission (“SEC”) in the Company's Annual Report on Form 10-K for the year ended December 31, 2016. The Company's accounting policies are consistent with those presented in the audited consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2016. These unaudited interim condensed consolidated financial statements have been prepared in U.S. dollars. All amounts presented are in thousands except for per share amounts.

Basis of presentation

The consolidated financial statements include the accounts of Fennec and of all its wholly-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the interim condensed consolidated financial statements and the reported amounts of expense during the reporting period. Actual results could differ from those estimates.

In the opinion of management, these unaudited interim condensed consolidated financial statements include all adjustments, which are normal and recurring in nature, necessary for the fair presentation of the Company’s financial position at June 30, 2017 and to state fairly the results for the periods presented. The most significant estimates utilized during the quarter ended June 30, 2017 included estimates necessary to value derivative instruments, disclosed in Note 4.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates include the valuation of derivative warrant liability and the valuation of stock based compensation. Actual results could differ from those estimates.

New Accounting Pronouncements Adopted
New accounting pronouncements

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. ASU 2017-01 requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of identifiable assets, the set of assets would not represent a business. Also, in order to be considered a business, an acquisition would have to include an input and a substantive process that together significantly contribute to the ability to produce outputs. Under the update, fewer sets of assets are expected to be considered businesses. ASU 2017-01 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The adoption of this guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations, or cash flows.

In February 2017, the FASB issued ASU No. 2017-05, “Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets” (“ASU 2017-05”). ASU 2017-05 is meant to clarify the scope of the original guidance within Subtopic 610-20 that was issued in connection with ASU 2014-09, as defined below, which provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. ASU 2017-05 also added guidance for partial sales of nonfinancial assets. ASU 2017-05 is effective for our fiscal year beginning December 31, 2018 and we are required to adopt ASU 2017-05 concurrent with the adoption of ASU 2014-09. We are currently evaluating the impact that the adoption of ASU 2017-05 may have on our consolidated financial statements and disclosures.

In May 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”). The FASB issued ASU 2017-09 to clarify and reduce both (i) diversity in practice and (ii) cost and complexity when applying the guidance in Topic 718, to a change to the terms and conditions of a share-based payment award. This guidance is effective for the Company as of the fourth quarter of its fiscal year ending December 31, 2018. Early adoption is permitted. The amendments in this ASU should be applied prospectively to an award modified on or after the adoption date. The Company is currently evaluating the impact of this updated standard, but does not believe this update will have a significant impact on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-9, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. This update provides a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delayed the effective date of the new standard from January 1, 2017 to January 1, 2018. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which clarifies certain aspects of identifying performance obligations and licensing implementation guidance. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients related to disclosures of remaining performance obligations, as well as other amendments to guidance on collectability, non-cash consideration and the presentation of sales and other similar taxes collected from customers. These standards have the same effective date and transition date of January 1, 2018. The new revenue standard allows for either full retrospective or modified retrospective application. The Company currently does not have any revenue. It is therefore evaluating the effect of this ASU will have on its statement and disclosures in connection with its prospective revenue stream.

In February 2016, the FASB issued ASU 2016-02, Leases, which amends the accounting guidance related to leases. These changes, which are designed to increase transparency and comparability among organizations for both lessees and lessors, include, among other things, requiring recognition of lease assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. Adoption and implementation of the guidance is not required by the Company until the beginning of fiscal 2020, although early adoption is permitted. The Company has not yet completed its assessment of the impact that adoption of this guidance will have on its financial statements.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends the accounting for share-based payment transactions. These changes, which are designed for simplification, involve several aspects of the accounting for share-based transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Adoption and implementation of the guidance is not required by the Company until the beginning of fiscal 2018, although early adoption is permitted. The Company has not yet completed its assessment of the impact that adoption of this guidance will have on its financial statements

Recent accounting pronouncements

In August 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-15 requiring an entity’s management to evaluate whether there are conditions or events, considered in aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The amendments in this update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The adoption of this standard did not have a material impact on our financial statements.

In June 2014, the FASB issued ASU 2014-12, “Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period”. The amended guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period should be treated as a performance condition. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The adoption of this standard did not have a material impact on our financial statements.

In May 2014, the FASB issued ASU 2014-9, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. This update provides a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delayed the effective date of the new standard from January 1, 2017 to January 1, 2018. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which clarifies certain aspects of identifying performance obligations and licensing implementation guidance. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients related to disclosures of remaining performance obligations, as well as other amendments to guidance on collectability, non-cash consideration and the presentation of sales and other similar taxes collected from customers. These standards have the same effective date and transition date of January 1, 2018. The new revenue standard allows for either full retrospective or modified retrospective application.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which simplifies the financial statement presentation of deferred income taxes by requiring that deferred income tax assets and liabilities be classified as noncurrent within a classified statement of financial position. Adoption and implementation of the guidance is not required by the Company until issuance of fiscal 2018 first quarter financial statements. The Company does not believe adoption of this guidance will have a material impact on its financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which amends the accounting guidance related to leases. These changes, which are designed to increase transparency and comparability among organizations for both lessees and lessors, include, among other things, requiring recognition of lease assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. Adoption and implementation of the guidance is not required by the Company until the beginning of fiscal 2020, although early adoption is permitted. The impact of the Company’s current lease is not material to the financial statements. Currently, this standard is not expected to impact the Company.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends the accounting for share-based payment transactions. These changes, which are designed for simplification, involve several aspects of the accounting for share-based transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Adoption and implementation of the guidance is not required by the Company until the beginning of fiscal 2018, although early adoption is permitted. The Company has not yet completed its assessment of the impact that adoption of this guidance will have on its financial statements.

Cash and cash equivalents
Cash and cash equivalents

Cash equivalents consist of highly liquid investments with original maturities at the date of purchase of three months or less. The Company places its cash and cash equivalents in investments held by highly rated financial institutions in accordance with its investment policy designed to protect the principal investment. At June 30, 2017, the Company had $10,232 in cash and money market accounts ($3,926 at December 31, 2016). At June 30, 2017, the Company held $127 in cash of which $67 (as presented in US dollars) was in Canadian dollars ($51 at December 31, 2016 as presented in US dollars). At June 30, 2017, the Company held $10,105 in money market investments. Money market investments typically have minimal risks. The Company has not experienced any loss or write-down of its money market investments since inception.

Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments with original maturities at the date of purchase of three months or less.

The Company places its cash and cash equivalents in investments held by highly rated financial institutions in accordance with its investment policy designed to protect the principal investment. At December 31, 2016, the Company had $3,926 in cash and money market accounts (2015- $942). Money market investments typically have minimal risks. The Company has not experienced any loss or write-down of its money market investments.

Financial instruments
Financial instruments

Financial instruments recognized on the balance sheets at December 31, 2016 and December 31, 2015 consist of cash and cash equivalents, accounts payable, accrued liabilities and derivative instruments, the carrying values of which, with the exception of the derivative instruments, approximate fair value due to their relatively short time to maturity. The Company does not hold or issue financial instruments for trading. The derivative liabilities are carried at fair value.

The Company’s investment policy is to manage investments to achieve, in the order of importance, the financial objectives of preservation of principal, liquidity and return on investment. Investments, when made, are made in U.S. or Canadian bank securities, commercial paper of U.S. or Canadian industrial companies, utilities, financial institutions and consumer loan companies, and securities of foreign banks provided the obligations are guaranteed or carry ratings appropriate to the policy. Securities must have a minimum Dun & Bradstreet rating of A for bonds or R1 low for commercial paper.

The policy risks are primarily the opportunity cost of the conservative nature of the allowable investments. As the main focus of the Company is research and development, the Company has chosen to avoid investments of a trading or speculative nature.

Common stock and warrants
Common stock and warrants

The Company has warrants outstanding to purchase common stock that were denominated in both United States dollars (“USD”) and Canadian dollars (“CAD”), which resulted in the Company having warrants outstanding that were denominated outside of the Company’s U.S. dollar functional currency.

The Company’s outstanding warrants denominated in Canadian dollars were not considered to be indexed to the Company’s own stock and should therefore be treated as derivative financial instruments and recorded at their fair value as a liability. At December 31, 2016, the derivative liabilities were valued at $33 (2015-$82). There was an unrealized gain on derivative liabilities of $48 (2015-$1,237) for the year ended December 31, 2016.

Revenue recognition	Revenue recognition At this time, the Company does not have any revenue.

Research and development costs and investment tax credits
Research and development costs and investment tax credits

Research costs, including employee compensation, laboratory fees, lab supplies, and research and testing performed under contract by third parties, are expensed as incurred. Development costs, including drug substance costs, clinical study expenses and regulatory expenses are expensed as incurred.

Investment tax credits, which are earned as a result of qualifying research and development expenditures, are recognized when the expenditures are made and their realization is reasonably assured. They are applied to reduce related capital costs and research and development expenses in the year recognized.

Income taxes
Income taxes

The Company accounts for income taxes using the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts, using currently enacted tax rates. The Company has deferred tax assets, which are subject to periodic recoverability assessments. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. As of December 31, 2016, we maintained a full valuation allowance against our deferred tax assets.

The provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740-10, Uncertainty in Income Taxes, address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740-10, we may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.

Foreign currency translation
Foreign currency translation

The U.S. dollar is the functional currency for the Company’s consolidated operations. All gains and losses from currency translations are included in results of operations.

Earnings/(Loss) per share
Loss per share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted net earnings per share is computed using the same method, except the weighted average number of shares of common stock outstanding includes convertible debentures, stock options and warrants, if dilutive, as determined using the if-converted method and treasury methods. Accordingly, options to purchase 2,427 common shares and warrants to purchase 1,383 common shares at December 31, 2016, were not included in earnings per share. These options and warrants were not included in the computation of diluted earnings per share because the exercise prices were greater than the average market price of the common shares during the period, and accordingly, such options and warrants would have an antidilutive effect. In 2015, options to purchase 2,417 common shares and warrants to purchase 2,595 common shares were excluded from the computation of earnings per share because the exercise prices were greater than the average market price of the common shares and accordingly, their inclusion would have been antidilutive.